Shareholder Report, Line Graph (Details) - USD ($)					9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	69 Months Ended	70 Months Ended	72 Months Ended	81 Months Ended	82 Months Ended	84 Months Ended	93 Months Ended	96 Months Ended	105 Months Ended	108 Months Ended	120 Months Ended
	Dec. 28, 2021	Feb. 11, 2019	Feb. 27, 2017	Nov. 30, 2015	Nov. 30, 2017	Nov. 30, 2019	Nov. 30, 2022	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2018	Nov. 30, 2020	Nov. 30, 2023	Nov. 30, 2017	Nov. 30, 2019	Nov. 30, 2021	Nov. 30, 2024	Nov. 30, 2018	Nov. 30, 2020	Nov. 30, 2022	Nov. 30, 2025	Nov. 30, 2019	Nov. 30, 2021	Nov. 30, 2023	Nov. 30, 2020	Nov. 30, 2022	Nov. 30, 2024	Nov. 30, 2021	Nov. 30, 2023	Nov. 30, 2025	Nov. 30, 2022	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2025
C000233044
Account Value [Line Items]
Line Graph and Table Measure Name								Copeland International Small Cap Fund - Class A
Accumulated Value	$ 9,425						$ 7,370					$ 7,619				$ 8,011				$ 8,899
C000233045
Account Value [Line Items]
Line Graph and Table Measure Name								Copeland International Small Cap Fund - Class I
Accumulated Value	10,000						7,820					8,084				8,510				9,495
C000095114
Account Value [Line Items]
Line Graph and Table Measure Name								Copeland Dividend Growth Fund - Class A
Accumulated Value				$ 9,423					$ 9,469				$ 11,516				$ 12,714				$ 12,873			$ 13,161			$ 16,015			$ 15,389		$ 16,151		$ 20,210	$ 20,710
C000109647
Account Value [Line Items]
Line Graph and Table Measure Name								Copeland Dividend Growth Fund - Class C
Accumulated Value				10,000					9,970				12,031				13,189				13,249			13,449			16,239			15,488		16,131		20,043	20,373
C000124573
Account Value [Line Items]
Line Graph and Table Measure Name								Copeland Dividend Growth Fund - Class I
Accumulated Value				10,000					10,067				12,253				13,547				13,741			14,071			17,158			16,503		17,350		21,741	22,308
C000209896
Account Value [Line Items]
Line Graph and Table Measure Name								Copeland SMID Cap Dividend Growth Fund - Class A
Accumulated Value		$ 9,423				$ 10,806					$ 11,318				$ 13,644				$ 13,030				$ 13,350			$ 16,380			$ 15,351
C000178802
Account Value [Line Items]
Line Graph and Table Measure Name								Copeland SMID Cap Dividend Growth Fund - Class I
Accumulated Value			$ 10,000		$ 11,100					$ 11,629				$ 13,387				$ 14,053				$ 16,988			$ 16,256			$ 16,703			$ 20,537		$ 19,291
MSCI WORLD ex USA SMALL CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI WORLD ex USA SMALL CAP Net
Accumulated Value	10,000						7,966					8,423				9,524				12,141
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					10,806				13,277				14,111				16,384			19,244			24,617			22,350		25,443		34,066	39,175
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					10,806				13,277				14,111				16,384			19,244			24,617			22,350		25,443		34,066	39,175
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					10,806				13,277				14,111				16,384			19,244			24,617			22,350		25,443		34,066	39,175
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000				11,667					13,887				17,545				15,649				17,623			23,700			26,920
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000		11,304					11,928				13,776				16,397				20,716			18,478			20,808			27,983		31,785
MSCI WORLD ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI WORLD ex USA Index
Accumulated Value	10,000						8,634					9,608				10,902				13,582
MSCI WORLD ex USA SMALL CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI WORLD ex USA SMALL CAP Net
Accumulated Value	10,000						7,966					8,423				9,524				12,141
MSCI WORLD ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI WORLD ex USA Index
Accumulated Value	$ 10,000						$ 8,634					$ 9,608				$ 10,902				$ 13,582
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					10,831				13,243				13,975				16,140			19,210			24,270			21,648		24,378		32,784	37,239
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					10,831				13,243				13,975				16,140			19,210			24,270			21,648		24,378		32,784	37,239
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				$ 10,000					$ 10,831				$ 13,243				$ 13,975				$ 16,140			$ 19,210			$ 24,270			$ 21,648		$ 24,378		$ 32,784	$ 37,239
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000				$ 11,058					$ 12,591				$ 15,504				$ 13,898				$ 13,863			$ 18,591			$ 19,220
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000		$ 11,089					$ 11,245				$ 12,529				$ 14,265				$ 17,566			$ 15,746			$ 15,707			$ 21,064		$ 21,777